Events after the reporting period	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
NOTE 12    Events after the reporting period
On November 21, 2024, Global Blue’s Board of Directors authorized an increase and extension of its existing share repurchase program (the “Amended Repurchase Program”). The Amended Repurchase Program was increased to USD15.0 million and extended for an additional nine months until November 30, 2025. As of November 20, 2024, Global Blue has repurchased common shares of approximately USD2.8 million market value under the existing share repurchase program. Share repurchases under the Amended Repurchase Program may be effected through open market repurchases at prevailing market prices, including through the use of trading plans intended to qualify under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended, or otherwise through purchases on the New York Stock Exchange, in each case at prevailing market prices and on such terms and in such amounts as a repurchase committee of the Board of Directors deems appropriate. All shares repurchased will be cancelled, with the purchase price being offset against / deducted from Global Blue’s capital contribution reserves. Global Blue is not obligated to repurchase any specific number of shares, and the timing, manner, value, and actual number of shares repurchased will depend on a variety of factors, including Global Blue’s share price and liquidity requirements, other business considerations and general market and economic conditions. No shares will be purchased from SL Globetrotter L.P., Global Blue Holding LP and their respective affiliates. Global Blue may discontinue or modify purchases without notice at any time, outside the close periods in accordance with aforementioned Rule 10b5-1. Global Blue plans to continue using its existing cash to fund repurchases made under the Amended Repurchase Program.
Events after the reporting period